CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (109,550)	$ (78,938)	$ (68,292)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	5,832	4,401	4,718
Change in valuation of contingent consideration liability	0	0	49
Payment of contingent consideration in excess of acquisition date fair value	0	(413)	(344)
Change in fair value of warrant liabilities	4,020	(5,033)	0
Stock compensation expense	8,926	394	786
Provision for doubtful accounts	53	145	55
Deferred income taxes	74	(125)	(22)
Inventory write-down	2,719	1,074	2,456
Loss on disposal of property, plant, and equipment	0	0	850
Cloud computing arrangements development costs	(1,312)	(4,894)	0
Other, net	117	144	(193)
Changes in current assets and liabilities:
Accounts receivable, net	(2,023)	4,156	(2,116)
Accounts receivable from related party	(2,877)	(593)	(89)
Inventories	(5,626)	(21,068)	1,563
Other current assets	1,621	(1,283)	(3,282)
Accounts payable and accrued liabilities	160	6,371	(11,064)
Accounts payable to related party	14,638	6,269	0
Net cash used by operating activities	(83,462)	(89,681)	(74,539)
Cash flows from investing activities:
Capital expenditures	(13,462)	(14,081)	(9,951)
Net cash used by investing activities	(13,462)	(14,081)	(9,951)
Cash flows from financing activities:
Repurchase of common stock	(1,969)	0	0
Proceeds received from sale of warrants	1,557	0	0
Borrowings on notes payable to related party (Note 16)	0	15,333	2,100
Repayment on notes payable to related party (Note 16)	0	0	(1,000)
Net proceeds from the Business Combination and PIPE Investments (Note 4)	0	293,717	0
Payment of contingent consideration up to acquisition date fair value (Note 11)	0	(1,767)	(1,836)
Transfers from Parent (Note 16)	0	59,051	85,493
Net cash provided (used) by financing activities	(412)	366,334	84,757
Net increase (decrease) in cash and cash equivalents	(97,336)	262,572	267
Cash and cash equivalents:
Cash and cash equivalents—beginning of period	265,240	2,668	2,401
Net increase (decrease) in cash and cash equivalents	(97,336)	262,572	267
Cash and cash equivalents—end of period	$ 167,904	$ 265,240	$ 2,668